Summary of significant accounting policies	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. GAAP. These adjustments were not recorded in the statutory books and records as Sony Group Corporation and its subsidiaries in Japan maintain their records and prepare their statutory financial statements in accordance with accounting principles generally accepted in Japan, while its foreign subsidiaries maintain their records and prepare their financial statements in conformity with accounting principles generally accepted in the countries of their domicile.

(1)	Significant accounting policies
Basis of consolidation and accounting for investments in affiliated companies -
The consolidated financial statements include the accounts of Sony Group Corporation and its majority-owned subsidiary companies, general partnerships and other entities in which Sony has a controlling interest, and variable interest entities (“VIEs”) for which Sony is the primary beneficiary. All intercompany transactions and accounts are eliminated. Investments in business entities in which Sony does not have control, but has the ability to exercise significant influence over operating and financial policies, generally through
20-50%
ownership, are accounted for under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than
3-5%
ownership). When the interest in the partnership is so minor that Sony has no significant influence over the operation of the investee, the interest in the partnership is carried at fair value. Under the equity method, investments are stated at cost plus/minus Sony’s portion of equity in undistributed earnings or losses. Sony’s equity in current earnings or losses of such entities is reported net of income taxes and is included in operating income (loss) after the elimination of unrealized intercompany profits. If the value of an investment has declined and is judged to be other-than-temporary, the investment is written down to its estimated fair value.
On occasion, a consolidated subsidiary or an affiliated company accounted for by the equity method may issue its shares to third parties in either a public or private offering or upon conversion of convertible debt to common stock at amounts per share in excess of or less than Sony’s average per share carrying value. With respect to such transactions, the resulting gains or losses arising from the change in ownership interest are recorded in earnings within the fiscal year in which the change in interest transactions occurs.
Gains or losses that result from a loss of a controlling financial interest in a subsidiary are recorded in earnings along with fair value remeasurement gains or losses on any retained investment in the entity, while a change in interest in a consolidated subsidiary that does not result in a change in control is accounted for as a capital transaction and no gains or losses are recorded in earnings.

The excess of the cost over the underlying net equity of investments in consolidated subsidiaries and affiliated companies accounted for on an equity basis is allocated to identifiable tangible and intangible assets and liabilities based on fair values at the date of acquisition. The unassigned residual value of the excess of the cost over Sony’s underlying net equity is recognized as goodwill as a component of the investment balance.
Use of estimates -
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining the valuation of investment securities, valuation of inventories, fair values of long-lived assets, fair values of goodwill and other intangible assets, fair values of assets and liabilities assumed in business combinations, product warranty liability, pension and severance plans, valuation of deferred tax assets, uncertain tax positions, film costs, and insurance related liabilities. Actual results could significantly differ from those estimates. The timing and extent to which the spread of
COVID-19
may negatively impact Sony’s business will depend on future developments, which are uncertain. This uncertainty could result in greater variability in accounting estimates and assumptions.
Translation of foreign currencies -
All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate fiscal year end exchange rates and all income and expense accounts are translated at exchange rates that approximate those rates prevailing at the time of the transactions. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income. Upon remeasurement of a previously held equity interest in accordance with the accounting guidance for business combinations achieved in stages, accumulated translation adjustments, if any, are included in earnings.
Monetary assets and liabilities denominated in foreign currencies are translated at appropriate fiscal year end exchange rates and the resulting translation gains or losses are recognized into income.
Cash, cash equivalents and restricted cash -
Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates. Sony includes restricted cash within cash and cash equivalents in the statement of cash flows.
Marketable debt and equity securities -
Debt securities designated as
available-for-sale
are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income, net of applicable taxes. Equity securities that have a readily determinable fair value, and debt securities classified as trading securities, are carried at fair value with unrealized gains or losses included in income. Debt securities that are expected to be held-to-maturity
are carried at amortized cost. The allowance for credit losses is evaluated and recorded for debt securities classified as either available-for-sale
or
held-to-maturity
as necessary. Realized gains and losses are determined on the average cost method and are reflected in income.
Debt securities designated as
available-for-sale
are regularly reviewed for impairment. For such debt securities which are at an unrealized loss position, Sony determines whether a decline in fair value below the amortized cost basis has resulted from a credit loss or other factors by considering not only the length of time a security has been in an unrealized loss position, but also factors such as the extent to which the fair value is less than the amortized cost basis, adverse conditions specifically related to the security, payment structure of the debt security, failure of the issuer of the security to make scheduled interest or principal and any changes to the related ratings, in conjunction with the possibility that Sony sells such security before recovery of its amortized cost basis. Sony compares the present value of cash flow expected to be collected from the security with the amortized cost basis. If the present value of cash flows expected to be collected is less than the amortized cost basis, an allowance for credit losses is recorded up to the amount that the fair value is less than the amortized cost basis in the consolidated statements of income. Any impairment that is not accounted for as the allowance for credit losses is recorded through other comprehensive income (loss), net of applicable taxes.
The assessment on the risk of credit losses for debt securities designated as held-to-maturity
is performed on a regular basis. Sony develops an estimate of expected credit losses over the contractual term by considering available information relevant to assessing the collectability of cash flows including internal information, external information, or a combination of both relating to past events, current conditions, and reasonable and supportable forecasts. The allowance for such credit losses is recorded in income to present the net amount expected to be collected by such debt securities.
Equity securities that do not have readily determinable fair values -
Equity securities that do not have readily determinable fair values are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. If indicators for impairment are present for equity securities that do not have readily determinable fair values, Sony evaluates whether any such equity security is impaired. If any such security is judged to be impaired, Sony recognizes the impairment of the investment and the carrying value is adjusted to its fair value. Determination of impairment is based on the consideration of several factors, including operating results, business plans and estimated future cash flows. Fair value is determined through the use of various methodologies such as discounted cash flows, valuation of recent financings and comparable valuations of similar companies.
Allowance for credit losses -
Sony estimates expected credit losses and recognizes loss allowances for specific financial assets.
The loss allowance for not
e
s and accounts receivable, trade and contract assets is measured at an amount equal to expected credit losses over the contractual term on a collective basis or an individual basis in a way that reflects past events, current conditions and reasonable and supportable forecasts about the future that are available at the reporting date incorporating factors such as the past-due status and the attributes of the counterparties.
The loss allowance for securities investments and other is primarily recognized for debt securities classified as available-for-sale
or
held-to-maturity
and loans including housing loans in the Financial Services segment. The expected credit losses are measured over the contractual term on a collective basis or an individual basis in a way that reflects past events, current conditions and reasonable and supportable forecasts about the future that are available at the reporting date incorporating factors such as asset type, credit risk ratings, collateral collectability, past-due
status and other relevant characteristics of financial assets. The expected credit losses for the financial assets are the product of the probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”), by leveraging the Basel III regulatory framework or based on the external information published by major credit rating agencies. The forward-looking economic information is also included in determining the PD.
Sony also writes off the gross carrying amount of the financial assets when it cannot reasonably expect to recover all or part of the assets.
For the loss allowance for debt securities classified as
available-for-sale
or
held-to-maturity,
also refer to “
Marketable debt and equity securities”
above.
Inventories -
Inventories in the Game & Network Services (“G&NS”), Music, Pictures, Electronics Products & Solutions (“EP&S”) and Imaging & Sensing Solutions (“I&SS”) segments are valued at cost, not in excess of the net realizable value – i.e., estimated selling price in the ordinary course of business less reasonably predictable costs of completion and disposal, cost being determined on the “average cost” basis.
Other receivables -
Other receivables include receivables which relate to arrangements with certain component manufacturers whereby Sony procures goods, including product components, for these component manufacturers and is reimbursed for the related purchases. No revenue or profit is recognized on these transfers. Sony will repurchase the inventory at a later date from the component manufacturers as either finished goods inventory or as partially assembled product.
Film costs -
Film costs, including direct production costs, production overhead and acquisition costs, are stated at the lower of unamortized cost or estimated fair value and classified as noncurrent assets. Film costs of content predominantly monetized individually are amortized, and the estimated liabilities for residuals and participations are accrued using an individual-film-forecast method based on the ratio of current period actual revenues to the estimated remaining total revenues. Film costs also include broadcasting rights, which are recognized when the license period begins and the program is available for use and consist of acquired programming to be aired on Sony’s worldwide channel network. Film costs of content predominantly monetized with other content, including broadcasting rights, are amortized based on estimated usage or on a straight-line basis over the useful life, as appropriate, although broadcasting rights licensed under multi-year live-event sports programming agreements are generally amortized based on the ratio of the current period’s actual advertising revenue and an allocation of subscription fee revenue to the estimated total remaining attributable revenues. Estimates used in calculating the fair value of film costs are based upon assumptions about future demand and market conditions and are reviewed on a periodic basis. Content produced by Television Productions and Motion Pictures in the Pictures segment is predominantly monetized individually. Substantially all content within Media Networks is predominantly monetized with other content.
Property, plant and equipment and depreciation -
Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method. Useful lives for depreciation range from 2 to 50 years for buildings and from 2 to 10 years for machinery and equipment. Significant renewals and additions are capitalized at cost. Maintenance and repairs, and minor renewals and betterments are charged to income as incurred.
Leases -
When entering into a contract, Sony determines whether an arrangement contains a lease at its inception. An arrangement contains a lease if it conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. Operating leases are included in operating lease right-of-use
assets, current portion of long-term operating lease liabilities, and long-term operating lease liabilities on Sony’s consolidated balance sheets. Finance leases are included in finance lease right-of-use
assets, current portion of long-term debt, and long-term debt on Sony’s consolidated balance sheets.
Right-of-use
assets represent Sony’s right to use an underlying asset for the lease term and lease liabilities represent Sony’s obligation to make lease payments arising from the lease.
Right-of-use
assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term.
Right-of-use
assets also include any lease payments or initial direct costs incurred on or before the commencement date and exclude lease incentives. In determining the present value of lease payments, Sony generally uses its incremental borrowing rate, as the implicit rate is not available for most of its leases. Sony determines its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing, taking into account the lease term and the economic environment of each country or region at commencement date. The lease terms include options to extend or terminate the lease when it is reasonably certain that Sony will exercise that option. Lease expense for operating leases recorded on the consolidated balance sheets is recognized on a straight-line basis over the lease term. Sony accounts for the lease and non-lease
components of all underlying asset classes as a single lease component. Sony has applied the short-term lease exception for leases with a term of one year or less, where right-of-use
assets and lease liabilities are not recognized and the expense is recognized on a straight-line basis.
As of April 1, 2019, Sony adopted Accounting Standards Update (“ASU”) 2016-02, which amends leasing guidance, on a modified retrospective basis with no restatement of comparative periods. Prior to the adoption of ASU 2016-02 on April 1, 2019, right-of-use assets and lease liabilities for operating leases were not recognized in Sony’s consolidated balance sheets.
Goodwill and other intangible assets -
Goodwill and indefinite lived intangible assets are tested annually for impairment during the fourth quarter of the fiscal year and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount. Such an event or change in circumstances would include unfavorable variances from established business plans, significant changes in forecasted results or volatility inherent to external markets and industries, which are periodically reviewed by Sony’s management.
In the fourth quarter of the fiscal year ended March 31, 2021, Sony elected not to perform an optional qualitative assessment of goodwill and instead proceeded directly to a quantitative impairment test by comparing the fair value of a reporting unit with its carrying amount. Reporting units are Sony’s operating segments or one level below the operating segments. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, not to exceed the total amount of goodwill allocated to the reporting unit. Indefinite lived intangible assets are tested for impairment by comparing the fair value of the intangible asset with its carrying value, and if the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
The fair value of a reporting unit or indefinite lived intangible asset is generally determined using a discounted cash flow analysis. This approach uses significant estimates and assumptions, including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, earnings multiples, the determination of appropriate comparable entities and the determination of whether a premium or discount should be applied to comparables. Consideration is also given to Sony’s market capitalization in relation to the sum of the calculated fair values of the reporting units, including reporting units with no goodwill, and taking into account corporate level assets and liabilities not assigned to individual reporting units as well as a reasonable control premium.
The assumptions used for projected future cash flows and the timing of such cash flows are based on the forecast and mid-range
plan (“MRP”) of each reporting unit and take into account such factors as historical experience, market and industry information, and current and forecasted economic conditions. Perpetual growth rates are utilized to determine a terminal cash flow value and are generally set after the three-year forecasted period for the MRP. Certain reporting units, such as those in the Pictures segment, utilize longer forecast periods and base the terminal value on an exit price using an earnings multiple applied to the final year of the forecast
e
d earnings, which also takes into consideration a control premium. Discount rates are derived from the weighted average cost of capital of market participants in similar businesses.
When a business within a reporting unit is disposed of, goodwill is allocated to the disposed business using the relative fair value method.
Management believes that the assumptions used to estimate the fair value in the goodwill impairment tests are reasonable, including, but not limited to, the potential impacts arising from the spread of
COVID-19.
Intangible assets with finite useful lives mainly consist of patent rights, know-how,
license agreements, customer relationships, trademarks, software to be sold, leased or otherwise marketed, internal-use
software, music catalogs, artist contracts, and television carriage contracts (broadcasting agreements). Patent rights, know-how,
license agreements, trademarks, software to be sold, leased or otherwise marketed, and internal-use
software are generally amortized on a straight-line basis over 3 to 10 years. Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements) are generally amortized on a straight-line basis over 10 to 44 years.
Capitalized software -
The costs related to establishing the technological feasibility of software to be sold, leased or otherwise marketed are expensed as incurred as a part of research and development in cost of sales. Costs that are incurred to produce the finished product after technological feasibility is established are capitalized and amortized to cost of sales over the estimated economic life, which is generally three years. The technological feasibility of game software is established when the product master is completed. Consideration to capitalize game software development costs before this point is limited to the development costs of games for which technological feasibility can be proven at an earlier stage. At each balance sheet date, Sony performs reviews to ensure that unamortized capitalized software costs remain recoverable from future profits of the related software products.
The costs incurred for
internal-use
software during the application development stage are capitalized and amortized, mainly to selling, general and administrative expenses, on a straight-line basis over the estimated useful life. Costs related to the preliminary project stage and post implementation activities are expensed as incurred.
Deferred insurance acquisition costs -
Costs that vary with and are directly related to the acquisition or renewal of insurance policies are deferred as long as they are recoverable. The deferred insurance acquisition costs include such items as commissions, medical examination costs and inspection report fees, and are subject to recoverability testing at least annually to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. The deferred insurance acquisition costs for traditional life insurance contracts are amortized over the premium-paying period of the related insurance policies using assumptions consistent with those used in computing policy reserves. The deferred insurance acquisition costs for non-traditional
life insurance contracts are amortized over the expected life at a constant rate based on the present value of the estimated gross profit. Investment yields, mortality rates, lapse rates and discount rates are used as important assumptions for the present value of the estimated gross profit.
Product warranty -
Sony provides for the estimated cost of product warranties at the time revenue is recognized. The product warranty is calculated based upon product sales, estimated probability of failure and estimated cost per claim. The variables used in the calculation of the provision are reviewed on a periodic basis.
Future insurance policy benefits -
Liabilities for future insurance policy benefits are primarily comprised of the present value of estimated future payments to policyholders. These liabilities are computed by the net level premium method based upon the assumptions as to future investment yield, morbidity, mortality, withdrawals and other factors. These assumptions are reviewed on a periodic basis. Liabilities for future policy benefits includes the liabilities for the minimum guarantee benefits of variable annuities and variable life insurance contracts. As discussed below in “
Fair value measurement
,” Sony elected the fair value option for certain of these liabilities for future insurance policy benefits.
Policyholders’ account in the life insurance business -
Liabilities for policyholders’ account in the life insurance business represent the contract value that has accrued to the benefit of the policyholders as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balances. Liabilities for policyholders’ account in the life insurance business includes the liabilities related to the variable annuities and variable life insurance contracts with minimum guarantee benefits. As discussed below in “
Fair value measurement
,” Sony elected the fair value option for certain of these liabilities for policyholders’ account in the life insurance business.
Impairment of long-lived assets -
Sony reviews the recoverability of the carrying value of its long-lived assets held and used, other than goodwill and intangible assets with indefinite lives, and assets to be disposed of, whenever events or changes in circumstances indicate that the individual carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying value of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying value of the asset or asset group, an impairment loss would be recognized during the period for the amount by which the carrying value of the asset or asset group exceeds estimated fair value. Long-lived assets that are to be disposed of other than by sale are considered held and used until they are disposed of. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less cost to sell and are not depreciated. Fair value is determined using the present value of estimated net cash flows or comparable market values. This approach uses significant estimates and assumptions including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates applied to determine terminal values, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.
Management believes that the estimates of future cash flows and fair values are reasonable, including, but not limited to, the potential impacts arising from the spread of
COVID-19.
Fair value measurement -
Sony measures fair value as an exit price, or the amount that would be received to sell an asset or paid to transfer a liability
in an orderly transaction between market participants as of the measurement date. Sony has elected the fair value option in the banking business for certain foreign securities. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on the translation of these securities to be included in current earnings. Sony has also elected the fair value option for certain future insurance policy benefits and policyholders’ account in the life insurance business which are not normally measured at fair value. The election was made to mitigate accounting mismatches related to the changes in the fair value between liabilities for those future insurance policy benefits and policyholders’ account due to changes in the minimum guarantee risk of contracts of variable annuities with minimum guarantee benefits, and the underlying investment managed for policyholders and derivatives. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the certain subsidiary’s current credit spreads, and are recognized in other comprehensive income, net of tax.
The accounting guidance for fair value measurements specifies a hierarchy of inputs to valuation techniques based on the extent to which inputs used in measuring fair value are observable in the market. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect Sony’s assumptions about the assumptions that market participants would use in pricing the asset or liability. Observable market data is used if such data is available without undue cost and effort. Each fair value measurement is reported in one of three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety.
These levels are:

Level 1	—	Inputs are unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2	—
Inputs are based on observable inputs other than level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

Level 3	—	One or more significant inputs are unobservable.
When available, Sony uses unadjusted quoted market prices in active markets to measure fair value and classifies such items within level 1. If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters, such as interest rates, currency rates and option volatilities. Items valued using internally generated models are classified according to the lowest level input that is significant to the valuation. For certain financial assets and liabilities, Sony determines fair value using third-party information such as indicative quotes from dealers and quantitative input from investment advisors following Sony’s established valuation procedures including validation against internally developed prices. Additionally, Sony considers both counterparty credit risk and Sony’s own creditworthiness in determining fair value. Sony attempts to mitigate credit risk to third parties by entering into netting agreements and actively monitoring the creditworthiness of counterparties and its exposure to credit risk through the use of credit limits and by selecting major international banks and financial institutions as counterparties.
Derivative financial instruments -
All derivatives are recognized as either assets or liabilities in the consolidated balance sheets at fair value on a gross basis. Changes in the fair value of derivative financial instruments are either recognized periodically in income or stockholders’ equity (as a component of accumulated other comprehensive income), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.
The accounting guidance for hybrid financial instruments permits an entity to elect fair value remeasurement for any hybrid financial instrument if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under accounting guidance for derivative instruments and hedging activities. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument
basis and is irreversible. Certain subsidiaries in the Financial Services segment had hybrid financial instruments, disclosed in Note 7 as debt securities, that contain embedded derivatives where the entire instrument was carried at fair value.
In accordance with accounting guidance for derivative instruments and hedging activities, various derivative financial instruments held by Sony are classified and accounted for as described below.
Fair value hedges
Changes in the fair value of derivatives designated as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.
Cash flow hedges
Changes in the fair value of derivatives designated as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income and reclassified into earnings when the hedged transaction affects earnings. The time value component of the fair value of option contracts is excluded from the assessment of hedge effectiveness and recognized in earnings on a straight-line basis over the life of the hedging instruments. Any difference between the change in fair value of the excluded component and the accumulated amount recognized in earnings on a straight-line basis is recognized in other comprehensive income.
Derivatives not designated as hedges
Changes in the fair value of derivatives that are not designated as hedges are recognized immediately in earnings.
Assessment of hedges
When applying hedge accounting, Sony formally documents all hedging relationships between the derivatives designated as hedges and the hedged items, as well as its risk management objectives and strategies for undertaking various hedging activities. Sony links all hedges that are designated as fair value or cash flow hedges to specific assets or liabilities on the consolidated balance sheets or to the specific forecasted transactions. Sony also assesses, both at the inception of the hedge and on an on-going
basis, whether the derivatives that are designated as hedges are highly effective in offsetting changes in fair value or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, Sony discontinues hedge accounting.
Stock-based compensation -
Sony accounts for stock-based compensation using the fair value-based method and the expense is mainly included in selling, general and administrative expenses. Sony accounts for its stock acquisition rights plan using the fair value measured on the date of grant using the Black-Scholes option-pricing model. The stock acquisition rights plan is recognized, net of an estimated forfeiture rate, over the requisite service period using the accelerated method of amortization for grants with graded vesting. The estimated forfeiture rate is based on Sony’s historical experience in the stock acquisition rights plans where the majority of the vesting terms have b
e
en satisfied.
Revenue recognition -

Sony recognizes revenue in an amount that reflects the consideration Sony expects in exchange for satisfying performance obligations to transfer the goods or services promised in contracts with customers. This is in accordance with the following steps:
Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) Sony satisfies a performance obligation.
Sony owns a variety of intellectual property throughout its segments and recognizes revenue through the licensing of such intellectual property. Sony has both functional and symbolic intellectual property. The licensing of functional intellectual property grants a customer a right to use Sony’s intellectual property as it exists at a point in time, and Sony satisfies its performance obligation at the point in time when the customer obtains control and is entitled to benefit from the license. The licensing of symbolic intellectual property grants a customer a right to access Sony’s intellectual property over time, and Sony satisfies its performance obligation over the license period as S
o
ny maintains the intellectual property.
Incremental costs of obtaining a contract and costs to fulfill a contract are recognized as assets when Sony expects to recover these costs. The incremental costs of obtaining a contract are those costs that would not have been incurred if the contract had not been obtained. Costs to fulfill a contract are those costs that are directly related to a contract or to an anticipated contract and that generate or enhance resources for Sony to satisfy its performance obligations. Sony applies a practical expedient and recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would have been recognized is one year or less.
Performance obligations in contracts for the EP&S and I&SS segments are primarily to deliver various kinds of electronic equipment, instruments and devices to customers. Revenues from these performance obligations are generally recognized when a promised good is delivered to a customer. However, if the sales contract contains a customer acceptance provision, then revenues are recognized when the customer accepts the promised good or when a deemed acceptance occurs by the lapse of time. Revenues are also recognized over time, primarily from the provision of internet broadband network services to subscribers over the subscription period. Revenues are recognized net of anticipated returns and sales incentives.
Within the G&NS segment, revenues from hardware, peripherals and software discs are recognized when performance obligations are satisfied by transferring control to the retailer/distributor, net of anticipated returns, sales incentives and cooperative advertising obligations. Revenues from platform licensing to publishers are recognized when physical software discs are delivered. Revenues from digital game content, which is licensed functional intellectual property, are recognized when the digital content is made available for use by the licensee via an online platform, net of anticipated sales incentives and credit card chargebacks. Revenues from digital game content involving multiple performance obligations, such as obligations to make content available on future dates, are allocated to each performance obligation based on the relative standalone selling prices that are observable in the market or Sony’s best estimate. Revenues from subscription fees for digital subscription services are recognized over the subscription period.
Within the Music segment, Sony licenses intellectual property that transfer to a customer either a right to use Sony’s intellectual property as it exists at the point in time in which the license is granted, or a right to access Sony’s intellectual property as it exists throughout the license period. Revenues are recognized when the customer has the right to use or access the intellectual property and obtains control of the use or access of that license. Digital revenues include revenues from contracts with digital streaming services typically recognized as a single performance obligation, which is ongoing access to intellectual property in an evolving library of content over the contract term, predicated on: (1) the business practice and contractual ability to remove specific content without a requirement to replace the content and without impact to minimum royalty guarantees and (2) the contracts not containing a specific listing of content subject to the license. For these contracts, revenues are recognized on the basis of sales and usage royalties, except where there is an amount of a minimum royalty guarantee that is not expected to be recouped, or a fixed fee, which is recognized on a straight-line basis over the term of the contract. Revenues from the sale of physical product such as CDs, net of anticipated returns and sales incentives, are recognized when delivery has occurred and the product is available for sale to the public.
Within the Pictures segment, revenues from the theatrical exhibition of motion pictures are recognized as the customer exhibits the film. Revenues from the licensing of motion picture and television programming for pay and free television exhibition and other markets are recognized when the product is available for use by the licensee. Revenues for motion picture and television program licensing arrangements involving multiple performance obligations, for example a fee for multiple titles, territories or availability dates, are allocated based on the relative standalone selling price of each performance obligation using Sony’s best estimate based on available information such as market conditions and internal pricing guidelines. Each individual motion picture or television programming product delivered generally represents a separate performance obligation. Licensing revenue associated with certain renewals or extensions of existing agreements for motion pictures and television programming is recognized when the licensee can use and benefit from the content under the renewal or extension. Licensing revenue associated with minimum guarantees for symbolic intellectual property is recognized ratably over the license term. For home entertainment distribution, revenues from the sale of physical product such as DVDs and
Blu-ray
Disc
TM
, net of anticipated returns and sales incentives, are recognized when delivery has occurred and the product is available for sale to the public. Revenues from electronic sell-through and video-on-demand
are recognized when the product is made available for viewing via digital distribution platforms. Revenues from the sale of broadcast advertising are recognized when the advertisement is aired, and the performance obligation in these arrangements is the delivery of advertising spots and may include a guaranteed amount of impressions. When a guarantee for a number of impressions is not achieved, revenues are not recognized until additional advertising spots are delivered to provide the guaranteed im
p
ressions. Revenues from subscription fees received by television and digital networks are recognized when the service is provided. The performance obligation under network subscription arrangements is a license of functional intellectual property that is satisfied as programming is provided over the term of the arrangement.
Within the Financial Services segment, traditional life insurance policies that the life insurance subsidiary underwrites, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. Premiums from these policies are reported as revenue when due from policyholders. Amounts received as payment for non-traditional
contracts such as interest sensitive whole life contracts, individual annuity contracts and other contracts without life contingencies are recognized in policyholders’ account in the life insurance business. Revenues from these contracts are comprised of fees earned for administrative and contract-holder services, which are recognized over the period of the contracts, and included in financial services revenue. Property and casualty insurance policies that the non-life
insurance subsidiary underwrites are primarily automotive insurance contracts which are categorized as short-duration contracts. Premiums from these policies are reported as revenue over the period of the contract in proportion to the amount of insurance protection provided.
Revenue is recognized net of any taxes collected fr
o
m customers and subsequently remitted to governmental authorities.
Cost of sales -
Costs classified as cost of sales relate to the producing and manufacturing of products and include items such as material cost, subcontractor cost, depreciation of fixed assets, amortization of intangible assets, personnel expenses, research and development costs, and amortization of film costs related to motion picture and television productions.
Research and development costs -
Research and development costs, included in cost of sales, include items such as salaries, personnel expenses and other direct and indirect expenses associated with research and product development. Research and development costs are expensed as incurred.
Selling, general and administrative -
Costs classified as selling expenses relate to promoting and selling products and include items such as advertising, promotion, shipping and warranty expenses. General and administrative expenses include operating items such as officers’ salaries, personnel expenses, depreciation of fixed assets, office rental for sales, marketing and administrative divisions, allowance for credit losses and amortization of intangible assets.
Financial services expenses -
Financial services expenses include a provision for policy reserves and amortization of deferred insurance acquisition costs, and all other operating costs, such as personnel expenses, depreciation of fixed assets, and office rental of subsidiaries, in the Financial Services segment.
Advertising costs -
Advertising costs are expensed when the advertisement or commercial appears in the selected media.
Shipping and handling costs -
The majority of shipping and handling, warehousing and internal transfer costs for finished goods are included in selling, general and administrative expenses. An exception to this is in the Pictures segment where such costs are charged to cost of sales as they are an integral part of producing and distributing motion pictures and television programming. All other costs related to Sony’s distribution network are included in cost of sales, including inbound freight charges, purchasing and receiving costs, inspection costs and warehousing costs for raw materials and in-process
inventory. Shipping and handling activities that occur after control of the related good transfers are treated as separate performance obligations. Amounts paid by customers for shipping and handling costs are included in net sales.
Income taxes -
The provision for income
t
axes is computed based on the pretax income included in the consolidated statements of income, and the tax liability attributed to undistributed earnings of subsidiaries and affiliated companies accounted for by the equity method expected to be remitted in the foreseeable future. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.
Carrying amounts of deferred tax assets require a reduction by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically with appropriate consideration given to all positive and negative evidence related to the realization of the deferred tax assets. Management’s judgments related to this assessment consider, among other matters, the nature, frequency and severity of current and cumulative losses on an individual tax jurisdiction basis, forecasts of future profitability after consideration of uncertain tax positions, excess of appreciated asset value over the tax basis of net assets, the duration of statutory carryforward periods, the past utilization of net operating loss carryforwards prior to expiration, as well as prudent and feasible tax planning strategies which would be employed by Sony to prevent net operating loss and tax credit carryforwards from expiring unutilized.
Sony records assets and liabilities for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Sony continues to recognize interest and penalties, if any, with respect to income taxes, including unrecognized tax benefits, as interest expense and as income tax expense, respectively, in the consolidated statements of income. The amount of income taxes Sony pays is subject to ongoing audits by various taxing authorities, which may result in proposed assessments. In addition, several significant items related to intercompany transfer pricing are currently the subject of negotiations between taxing authorities in different jurisdictions as a result of pending advance pricing agreement applications and competent authority requests. Sony’s estimate for the potential outcome for any uncertain tax issues is judgmental and requires significant estimates. Sony assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, Sony records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If Sony does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized. However, Sony’s future results may include favorable or unfavorable adjustments to Sony’s estimated tax liabilities due to closure of income tax examinations, the outcome of negotiations between taxing authorities in different jurisdictions, new regulatory or judicial pronouncements or other relevant events. As a result, the amount of unrecognized tax benefits, and the effective tax rate, may fluctuate significantly.
The U.S. Tax Cuts and Jobs Act of 2017 (the “U.S. Tax Reform Act”) subjects a U.S. entity to tax on Global Intangible Low Tax Income (“GILTI”) earned by its foreign subsidiaries. Sony has elected to account for GILTI as a current period expense when incurred.
Net income (loss) attributable to Sony Group Corporation’s stockholders per share (“EPS”) -
Basic EPS is computed based on the weighted-average number of shares of common stock outstanding during each period. The computation of diluted EPS reflects the maximum possible dilution from conversion, exercise, or contingent issuance of securities. All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Sony Group Corporation’s stockholders.
(2)	Recently adopted accounting pronouncements
Measurement of credit losses on financial instruments -
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
which amends the accounting guidance for credit losses on financial instruments. The ASU requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. This ASU was effective for Sony as of April 1, 2020. The adoption of this ASU did not have a material impact on Sony’s results of operations and financial position.
Improvements to Accounting for Costs of Films and License Agreements for Program Materials -
In March 2019, the FASB issued ASU
2019-02,
which updates the guidance for the capitalization of film costs associated with episodic television series, requires the use of fair value rather than net realizable value when determining potential impairments of broadcasting rights, and modifies the presentation and disclosure requirements for films and broadcasting rights. In addition, upon capitalization of film costs entities are required to determine qualitatively whether the predominant monetization strategy is on a title-by-title
basis or together with other films and/or broadcast rights as part of a film group, such as in the case of a release of a film as part of a library of content on a streaming service. In the case of a film group, impairments are evaluated at the overall film group level rather than the individual title level. This ASU was effective for Sony as of April 1, 2020 and was applied on a prospective basis. Upon adoption, Sony reclassified broadcasting rights in the Pictures segment and animation film production costs in the Music segment included in inventories to film costs.
Changes to the opening balances resulting from the adoption of the above ASUs were as follows:

	Yen in millions
	March 31, 2020	Impact of Adoption			April 1, 2020
		ASU 2016-13	ASU 2019-02	Total
ASSETS
Current assets:
Notes and accounts receivable, trade and contract assets	1,028,793	—	—	—	1,028,793
Allowance for credit losses *	(25,873)	(280)	—	(280)	(26,153)
Inventories	589,969	—	(31,517)	(31,517)	558,452
Other receivables	188,106	(30)	—	(30)	188,076
Prepaid expenses and other current assets	594,021	(12)	—	(12)	594,009

Total current assets	5,735,145	(322)	(31,517)	(31,839)	5,703,306

Film costs	427,336	—	31,517	31,517	458,853

Investments and advances:
Securities investments and other	12,526,210	780	—	780	12,526,990
Allowance for credit losses	—	(6,341)	—	(6,341)	(6,341)

Total investments and advances	12,734,132	(5,561)	—	(5,561)	12,728,571

Other assets:
Deferred income taxes	210,372	45	—	45	210,417
Other	340,005	(721)	—	(721)	339,284

Total other assets	3,234,086	(676)	—	(676)	3,233,410

Total assets	23,039,343	(6,559)	—	(6,559)	23,032,784

LIABILITIES
Deferred income taxes	549,538	(1,504)	—	(1,504)	548,034

Total liabilities	18,242,041	(1,504)	—	(1,504)	18,240,537

EQUITY
Sony Group Corporation’s stockholders’ equity:
Retained earnings	2,768,856	(3,669)	—	(3,669)	2,765,187

Total Sony Group Corporation’s stockholders’ equity	4,125,306	(3,669)	—	(3,669)	4,121,637

Noncontrolling interests	664,229	(1,386)	—	(1,386)	662,843

Total equity	4,789,535	(5,055)	—	(5,055)	4,784,480

Total liabilities and equity	23,039,343	(6,559)	—	(6,559)	23,032,784

*	Under ASU 2016-13, Sony changed the presentation from “Allowance for doubtful accounts” to “Allowance for credit losses” on the consolidated balance sheets.
Disclosures for Fair Value Measurement -
In August 2018, the FASB issued ASU
2018-13,
which amends disclosure requirements related to fair value measurement. This ASU was effective for Sony as of April 1, 2020. Since this ASU only impacts disclosures, the adoption had no impact on Sony’s results of operations and financial position.
Disclosures for Defined Benefit Plans -
In August 2018, the FASB issued ASU
2018-14,
which amends disclosure requirements related to defined benefit pension and other postretirement plans. This ASU was effective for Sony as of April 1, 2020. Since this ASU only impacts disclosures, the adoption had no impact on Sony’s results of operations and financial position.
(3)	Recent accounting pronouncements not yet adopted
On February 3, 2021, Sony announced that its Board of Directors approved the voluntary adoption of International Financial Reporting Standards (“IFRS”) for its consolidated financial statements, in lieu of the currently applied U.S. GAAP. This decision was made with the goal of further streamlining and maintaining the quality of Sony’s financial and management reporting systems over the mid-
to long-term, and improving the international comparability of financial information in the capital markets. Sony plans to disclose its consolidated financial statements in accordance with IFRS from the first quarter of the fiscal year ending March 31, 2022. A
s
 a result, recent accounting pronouncements not yet adopted under U.S. GAAP have been excluded from this disclosure.
(4)	Reclassifications
Certain reclassifications of the financial statements and accompanying footnotes for the fiscal years ended March 31, 2019 and 2020 have been made to conform to the presentation for the fiscal year ended March 31, 2021.